Deferred Income (Tables)	12 Months Ended
Dec. 31, 2018
Deferred income [abstract]
Deferred income

	2017 RMB’000	2018 RMB’000

As at 1 January	—	5,679
Government grants received during the year to compensate the cost related to the project of energy efficiency renovations of thermoelectric unit	—	5,200
Amortization	—	(437)
Government grants received during the year to compensate the cost related to the project of relocation of pipeline in Huanggutang	5,679	—

As at 31 December	5,679	10,442